TAXATION (Details 4)		Dec. 31, 2017 CNY (¥)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Current deferred tax assets, net	[1]	¥ 0			¥ 1,839,973
Non-current deferred tax assets, net		0	[1]	$ 0	649,675
Deferred tax liabilities, non-current		¥ 27,638,307	[1]	$ 4,247,930	¥ 1,061,542

[1]	The Company has adopted ASU 2015-17 prospectively since January 1, 2017.